Lines of Credit and Debt - Interest Expense Related to the Cash Convertible Notes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
Amortization of debt issuance costs	$ 40,763	$ 35,537	$ 24,773
Cash Convertible Notes
Debt Instrument [Line Items]
Coupon interest	9,954	6,890
Amortization of original issuance discount	36,966	32,114
Amortization of debt issuance costs	3,014	3,485
Total interest expense related to the Cash Convertible Notes	$ 49,934	$ 42,489